Line of Credit (Detail Textuals) (Revolving Credit Facility Security and Warrant Purchase Agreement, Cenfin LLC, USD $)	0 Months Ended	6 Months Ended
	Jul. 15, 2010	Jun. 30, 2012
Revolving Credit Facility Security and Warrant Purchase Agreement | Cenfin LLC
Line of Credit Facility [Line Items]
Cenfin LLC beneficially owns common stock and warrants percentage		50.00%
Exercise price of the warrants	$ 2.00	$ 2.00
Warrants issued at specified rate	5,000,000	5,000,000
Warrants issued at market price		$ 4,712,000